Ivy Accumulative Fund
Summary Prospectus | October 31, 2018 as supplemented December 3, 2018

SHARE CLASS (TICKER): CLASS A SHARES (IATAX)  |  CLASS B SHARES (IATBX)  |  CLASS C SHARES (IATCX)  |  CLASS I SHARES (IATIX)  |  CLASS N SHARES (IATNX)   |  CLASS R SHARES (IATLX)  |  CLASS Y SHARES (IATYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyinvestments.com/prospectus. You also can get this information at no cost by calling 800.777.6472 or by sending an e-mail request to prospectus.request@waddell.com. You also can get this information from your investment provider. The Fund’s prospectus and SAI dated October 31, 2018 (as each may be amended or supplemented) are incorporated herein by reference.

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within the Ivy Funds and/or InvestEd Portfolios. More information about these and other discounts is available from your financial professional, as well as in the Sales Charge Reductions section on page 28 of the Fund’s prospectus, in the Purchase, Redemption and Pricing of Shares section on page 80 of the Fund’s statement of additional information (SAI) and in Appendix B — Intermediary Sales Charge Discounts and Waivers. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20	[2]	None		None		None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I		Class N	Class R	Class Y
Management Fees	0.69%		0.69%		0.69%		0.69%		0.69%	0.69%	0.69%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%		0.00%	0.50%	0.25%
Other Expenses	0.16%		0.72%		0.37%		0.21%		0.05%	0.30%	0.14%
Total Annual Fund Operating Expenses	1.10%		2.41%		2.06%		0.90%		0.74%	1.49%	1.08%
Fee Waiver and/or Expense Reimbursement3,[4]	0.00%		0.12%		0.00%		0.03%		0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%	[5]	2.29%	[5]	2.06%	[5]	0.87%	[5]	0.74%	1.49%	1.08%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

[3]

Through October 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.29%, Class C shares at 2.07% and Class I shares at 0.87%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]

Through October 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class Y shares and Class N shares do not exceed the total annual ordinary fund operating expenses of the Class A shares and Class I shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]

The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	632	1,028	1,363	2,400
Class C Shares	209	646	1,108	2,390
Class I Shares	89	281	492	1,102
Class N Shares	76	237	411	918
Class R Shares	152	471	813	1,779
Class Y Shares	110	343	595	1,317

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$681	$905	$1,146	$1,838
Class B Shares	232	728	1,263	2,400
Class C Shares	209	646	1,108	2,390
Class I Shares	89	281	492	1,102
Class N Shares	76	237	411	918
Class R Shares	152	471	813	1,779
Class Y Shares	110	343	595	1,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund and the Predecessor Fund (defined below) was 79% of the average value of its portfolio.

Principal Investment Strategies

Ivy Accumulative Fund invests primarily in common stocks of companies that IICO, the Fund’s investment manager, considers to be high in quality and attractive in their long-term investment potential. Although the Fund generally emphasizes large-capitalization companies (typically, companies with capitalizations of at least $10 billion at the time of acquisition), it may invest in companies of any size, and of any industry, in seeking to achieve its objective.

The Fund may invest in securities of companies across the valuation spectrum, including securities issued by growth and value companies. Value stocks are those that IICO believes are currently selling below their true worth. A stock has growth potential if, in IICO’s opinion, the earnings of the company are likely to grow faster than the economy.

IICO’s investment philosophy for the Fund is a blend between bottom-up (researching individual issuers) fundamental stock and sector analysis, coupled with a top-down (assessing the market environment) macroeconomic perspective that IICO uses to guide it in its selection of weightings in industries and sectors.

In selecting securities for the Fund, IICO employs a growth at a reasonable price approach and invests in companies that, in its opinion, have the potential for slightly higher growth rates than other companies, and companies that it believes are able to differentiate themselves with a product or a franchise of products, a brand or a technological advantage that give them an advantage over their competitors. IICO considers many factors, which may include: stability and predictability of earnings growth; acceleration of earnings and/or revenue; capital intensity; improvement in profitability and market share; margin structure and direction; dividend yield; and sustainable generation of cash flows from operations. IICO also considers a company’s valuation relative to its projected growth rate, as well as to its peer group, its long-term historical ranges, and the broader market. IICO prefers companies that take a balanced approach to returning cash to shareholders while maintaining flexibility to fund future growth opportunities.

Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.

Generally, in determining whether to sell a security, IICO considers many factors, which may include: changes in economic or market factors in general or with respect to a particular industry or sector; changes in the market trends or other factors affecting an individual security; and changes in the relative market performance or its belief in the appreciation possibilities offered by individual securities. IICO also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

∎	Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

∎

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

∎

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may be more volatile or not perform as well as value stocks or the stock market in general.

∎

Information Technology Sector Risk. Investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

∎

Large Company Risk. Large-capitalization companies may go in and out of favor based on market and economic conditions. Large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large-capitalization companies could trail the returns on investments in securities of smaller companies.

∎

Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

∎

Market Risk. Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets have become increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

∎

Portfolio Turnover Risk. The risk that frequent buying and selling of investments involve higher costs to the Fund and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of net short-term capital gains. The payment of taxes on distributions of these gains could adversely affect a shareholder’s after-tax return on its investment in the Fund. Any distributions attributable to such net gains will be taxed as ordinary income for Federal income tax purposes.

∎

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.

Performance

The returns presented below for the Fund prior to February 26, 2018 reflect the performance of the Waddell & Reed Advisors Accumulative Fund (the “Accumulative Predecessor Fund” or “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund prior to February 26, 2018 as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations.

The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund (except as noted below) and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper and Morningstar peer group (each, a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower. The Predecessor Fund did not have Class N or Class R shares, or their equivalents. Accordingly, there is no performance history shown for any of these share classes as none of them had accumulated a full calendar year of performance as of the date of this prospectus. In addition, as part of the Reorganization, Class Y Shares of the Predecessor Fund were reorganized into Class I Shares of the Fund. As a result, the Fund’s Class Y Shares also have not accumulated a full calendar year of performance as of the date of this prospectus.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown on the chart, the highest quarterly return was 16.03% (the second quarter of 2009) and the lowest quarterly return was -24.85% (the fourth quarter of 2008). The Class A return for the year through September 30, 2018 was 26.87%.

Average Annual Total Returns

as of December 31, 2017	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8.48%	11.93%	5.40%
Return After Taxes on Distributions	6.16%	9.43%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	5.78%	8.94%	4.04%
Class B
Return Before Taxes	9.86%	11.78%	5.01%
Class C
Return Before Taxes	13.89%	12.17%	4.95%
Class I
Return Before Taxes	15.30%	13.52%	6.30%

Indexes	1 Year	5 Years	10 Years
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Lipper Multi-Cap Core Funds Universe Average (net of fees and expenses)	19.46%	13.74%	7.13%
Morningstar Large Growth Category Average (net of fees and expenses)	15.30%	13.52%	6.30%

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO).

Portfolio Managers

Gustaf C. Zinn, Senior Vice President of IICO, and John Bichelmeyer, Vice President of IICO, have managed the Fund since December 2018.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares on any business day at the Fund’s NAV per share next calculated after your order is received in proper form by WISC if your account is held directly by the Fund (Direct Accounts) or by your broker-dealer or other financial intermediary if your account is held by the financial intermediary on a networked or omnibus basis with the Funds. Purchases and redemptions are subject to any applicable sales charge. For Direct Accounts, requests to purchase or redeem shares may be submitted in writing to WISC at P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), by telephone (Class A, B and C shares: 800.777.6472) or via the internet if you have completed an Express Transaction Authorization Form (www.ivyinvestments.com) (Class A, B and C shares). If your shares are not held in a Direct Account (such as for Class N shares and Class R shares), please contact your broker-dealer, financial advisor, plan administrator, third-party record keeper or other applicable financial intermediary to purchase or sell shares of the Fund. The Fund’s Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges. Purchases and redemptions of Fund shares in Direct Accounts through Waddell & Reed, Inc. (Waddell & Reed) as your broker will be reviewed by Waddell & Reed to ensure they are in good order and then forwarded to WISC and will be processed at the Fund’s NAV per share next calculated after your order is received in proper form by WISC.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or IDI may reduce or waive the minimums in some cases:

For Class A and Class C:
To Open an Account	$750
For accounts opened with Automatic Investment Service (AIS)	$150
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$50
For Class I, Class N, Class R and Class Y:
Please check with your broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case you may be taxed upon withdrawal of monies from the tax-deferred arrangement.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-IATAX